Summary of Restricted Stock Units (Detail) - Restricted Stock Units (RSUs) - $ / shares shares in Thousands	12 Months Ended
	Apr. 28, 2018	Apr. 29, 2017	Apr. 30, 2016
Number of Shares
Beginning Balance	550	1,438	2,055
Granted	813	547	692
Vested	(228)	(609)	(1,312)
Forfeited	(99)	(826)	(1,054)
Adjustment due to the Spin-Off of B&N Education			1,057
Ending Balance	1,036	550	1,438
Weighted Average Grant Date Fair Value, Per Share
Beginning Balance	$ 13.96	$ 13.76	$ 15.62
Granted	7.17	12.42	18.82	[1]
Vested	14.10	11.75	10.68	[1]
Forfeited	11.39	14.22	10.74	[1]
Adjustment due to the Spin-Off of B&N Education			0
Granted	7.17	12.42	18.82	[1]
Vested	14.10	11.75	10.68	[1]
Forfeited	11.39	14.22	10.74	[1]
Ending Balance	$ 8.85	$ 13.96	$ 13.76

[1]	Weighted average grant date fair value is calculated using the grant price prior to the Spin-Off and after the Spin-Off.